PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Adoption of ASU 2016-13				¥ (3,793)
Additions	¥ (31,358)	$ (4,546)	¥ (21,550)	¥ (8,403)
Writeoffs	¥ 10,781	$ 1,563